COMMITMENTS AND CONTINGENCIES, Advisory Service Agreement (Details) - USD ($)	Feb. 01, 2022	Aug. 12, 2021
Advisory Service Agreement [Abstract]
Advisory fee payable		$ 5,000,000
Advisory fee payable, cash		$ 2,000,000
Subsequent Event [Member]
Advisory Service Agreement [Abstract]
Percentage of non-refundable cash fee	4.00%
Subsequent Event [Member] | Minimum [Member]
Advisory Service Agreement [Abstract]
Advisory fee payable	$ 1,500,000